Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jan. 01, 2025 shares	Jan. 01, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense | $	$ 309	$ 315
Share-based compensation number of shares issued | shares			1,975.0	1,984.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	2.1	1.6
Share-based compensation grant date fair value | $	$ 128	$ 94
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | shares	0.1	0.1
Fair value of stock options granted | $	$ 4	$ 4